Provisions and other current liabilities (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	$ 6,481	$ 6,256	$ 5,595
Effects of currency translation and business combinations	(210)	(218)	234
Payments/utilizations	(22,261)	(19,838)	(19,294)
Additions prior year	(322)	(245)	(151)
Additions current year	23,072	20,413	19,773
Changes in offset against gross trade receivables	(28)	113	99
Provisions for deductions from revenue, at end of period	$ 6,732	$ 6,481	$ 6,256